EQUITABLE TRUST
                           1290 Avenue of the Americas
                            New York, New York 10104

                                  May 23, 2001

VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington, D. C.  20036

         Re:      Equitable Trust (the "Trust")
                  File Nos. 333-56098 and 811-10289

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust hereby certifies that the definitive form of prospectus and statement of additional information, dated May 21, 2001, used with respect to the Trust that would have been filed under Rule 497(c), does not differ from the form of prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 1 on May 22, 2001.

         If you have any questions regarding this certification, please contact Allison W. Harrison at (202) 778-9271.


                              Sincerely,

                              EQUITABLE TRUST


                              By:  /s/ Patricia Louie
                                   ---------------------------------------
                              Name: Patricia Louie
                              Title:  Vice President and Secretary